Other income (expenses), net	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other income (expenses), net
24.
Other income (expenses), net

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Gain on disposal of property, plant and equipment, net	48,070	33,935	74,548
Gain on disposal of scrapped materials	51,077	52,254	35,381
Gain on disposal of items purchased on behalf of others	30,140	21,945	19,107
Gain from lease modifications	—	891	139
Impairment loss on property, plant and equipment	—	(4,843)	(12,721)
Others	6,291	21,405	13,479
	135,578	125,587	129,933